UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10113
                                                     ---------

                       UBS Juniper Crossover Fund, L.L.C.
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               (Exact name of registrant as specified in charter)

                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
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               (Address of principal executive offices) (Zip code)


                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
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                      Date of fiscal year end: December 31
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             Date of reporting period: July 1, 2008 - June 30, 2009
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Form N-PX is to be used by a registered  management  investment  company,  other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD


                    FOR PERIOD JULY 1, 2008 TO JUNE 30, 2009


                                                             VOTE SUMMARY REPORT

                                                            07/01/08 TO 06/30/09

SORTED BY COMPANY NAME.

IN ALL MARKETS, FOR ALL STATUSES, FOR UBS JUNIPER CROSSOVER FUND, LLC.

AVANIR PHARMACEUTICALS                  SECURITY: 05348P401      AVNR

Meeting Date/Type: 02/19/09 -           RECORD DATE:             Shares Voted:         Shares: MEETING STATUS:
AGM                                     12/26/08                       193,188         193,188 Voted


 PROPONENT       BALLOT ISSUES                                          MGMT     VOTE

                                                                        REC      CAST
Mgmt                Elect Director Keith A. Katkin                     For      For
Mgmt                Elect Director Charles A. Mathews                  For      For
Mgmt                Elect Director Nicholas J. Simon                   For      For
Mgmt                Ratify Auditors                                    For      For
Mgmt                Approve of proposed change in corporate domicile   For      For
                    from California to Delaware
Mgmt                Transaction of any other business that may         For      For
                    properly come before the meeting or any
                    adjournments or adjournments thereof

                    FUND NAME                                                SHARES VOTED      SHARES
                                                                                            AVAILABLE
                    UBS Juniper Crossover Fund, LLC                               193,188     193,188
                    TOTAL:                                                        193,188     193,188


BIODEL INC.                             SECURITY: 09064M105      BIOD

Meeting Date/Type: 03/23/09 -           RECORD DATE:             Shares Voted:         Shares: MEETING STATUS:
AGM                                     01/07/09                       149,995         149,995 Voted


 PROPONENT       BALLOT ISSUES                                          MGMT     VOTE

                                                                        REC      CAST
Mgmt                Elect Director Charles Sanders                     For      For
Mgmt                Elect Director David Lorber                        For      For
Mgmt                Elect Director Brian Pereira                       For      For
Mgmt                Ratify BDO Seidman as accounting firm              For      For

                    FUND NAME                                                SHARES VOTED      SHARES
                                                                                            AVAILABLE
                    UBS Juniper Crossover Fund, LLC                               149,995     149,995
                    TOTAL:                                                        149,995     149,995

                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant        UBS Juniper Crossover Fund, L.L.C.
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By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date              08/26/2009
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   *Print the name and title of each signing officer under his or her signature.